Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Change in Fair Value of Plan Assets (USD $) In Millions, unless otherwise specified	10 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Change in Fair Value of Plan Assets:
Employee contributions	$ 0.2
Successor [Member] | Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Change in Fair Value of Plan Assets:
Employer contributions		0.1	0.3
Employee contributions		0	0
Benefits paid		(0.1)	(0.3)
DefinedBenefitPlanBenefitsAndExpensesPaid		0.1	0.3
Funded status of plan		(6.8)	(7.4)
Successor [Member] | Foreign Postretirement Benefit Plan [Member]
Change in Fair Value of Plan Assets:
Employer contributions		0
Employee contributions		0
Benefits paid		0
Funded status of plan		(0.3)	(0.3)
Predecessor [Member] | Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Change in Fair Value of Plan Assets:
Employer contributions	0.3			0.3
Employee contributions	0.2			0.3
Benefits paid	(0.5)			(0.6)
DefinedBenefitPlanBenefitsAndExpensesPaid	0.5			0.6
Funded status of plan	(6.6)			(6.9)
Predecessor [Member] | Foreign Postretirement Benefit Plan [Member]
Change in Fair Value of Plan Assets:
Employer contributions	0
Employee contributions	0
Benefits paid	0
Funded status of plan	$ (0.3)			$ (0.4)